UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10637

        Nuveen Ohio Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

		Portfolio of Investments (Unaudited)
		Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
		April 30, 2005

Principal			Optional Call		Market
Amount (000)		Description(1)	Provisions*	Ratings**	Value

		Consumer Staples - 6.3% (4.3% of Total Investments)
$2,095		Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 2,112,032
		2002, 5.375%, 5/15/33

		Education and Civic Organizations - 13.6% (9.2% of Total Investments)
1,125		Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University Project,	5/12 at 100.00	A2	1,250,055
		Series 2002, 5.750%, 5/01/16
2,000		Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University	10/12 at 100.00	AA	2,212,580
		Project, Series 2002B, 5.500%, 10/01/22
1,000		Ohio State University, General Receipts Bonds, Series 1999A, 5.800%, 12/01/29	12/09 at 101.00	AA	1,103,340

		Healthcare - 23.3% (15.8% of Total Investments)
690		Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,	No Opt. Call	Baa1	709,568
		Summa Health System, Series 1998A, 5.000%, 11/15/08
1,750		Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series	8/12 at 101.00	A	1,827,385
		2002A, 5.500%, 8/15/22
1,425		Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999,	4/10 at 101.00	A2	1,580,724
		6.750%, 4/01/18
1,000		Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%, 9/01/12	9/11 at 100.00	AA	1,102,310
500		Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	518,715
1,000		Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement	11/08 at 101.00	A-	1,025,900
		Bonds, Series 1998, 5.375%, 11/01/29
1,000		Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A-	1,083,840
		Obligated Group, Series 2000B, 6.375%, 11/15/30

		Housing/Single Family - 4.6% (3.1% of Total Investments)
310		Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	326,418
		Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
810		Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	831,562
		Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
380		Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	384,837
		Bonds, Series 2000F, 5.625%, 9/01/16

		Long-Term Care - 1.5% (1.1% of Total Investments)
500		Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series 1999A,	10/08 at 102.00	BBB	521,400
		5.750%, 10/01/19

		Tax Obligation/General - 48.0% (32.7% of Total Investments)
2,000		Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, Unlimited Tax	12/08 at 102.00	AAA	2,151,100
		General Obligation School Improvement Bonds, Series 1998, 5.300%, 12/01/25 - FGIC Insured
300		Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	323,811
1,475		Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002, 5.750%,	12/12 at 101.00	Aaa	1,682,488
		12/01/21 - FGIC Insured
2,000		Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%,	12/11 at 100.00	Aa2	2,190,360
		12/01/28
1,000		Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22	12/12 at 100.00	AA-	1,098,120
1,000		Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	6/13 at 100.00	Aaa	1,075,650
		12/01/22 - MBIA Insured
1,270		Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 - AMBAC Insured	12/12 at 100.00	Aaa	1,346,289
1,190		Miami East Local School District, Miami County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	1,270,147
		5.125%, 12/01/29 - FSA Insured
1,000		Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%, 9/15/20	9/11 at 100.00	AA+	1,063,860
1,000		Olentangy Local School District, Deleware and Franklin Counties, Ohio, General Obligation Bonds,	6/14 at 100.00	AAA	1,097,230
		Series 2004A, 5.250%, 12/01/21 - FGIC Insured
1,535		Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	AAA	1,667,332
		Bonds, School Facilities Construction and Improvement, Series 2001, 5.250%, 12/01/20 - FGIC
		Insured
1,130		Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/18	12/12 at 100.00	AA+	1,218,242

		Tax Obligation/Limited - 23.0% (15.6% of Total Investments)
500		Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AAA	540,980
		5.000%, 12/01/18 - FGIC Insured
1,000		Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series 2003,	5/13 at 100.00	A	1,033,980
		5.000%, 11/01/30
2,000		Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II,	No Opt. Call	AAA	2,206,660
		5.500%, 12/01/09 - MBIA Insured
1,250		Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/12 at 100.00	AAA	1,386,663
		Series 2002A, 5.500%, 4/01/18 - FSA Insured
200		Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	212,650
		Series 2005A, 5.000%, 4/01/25 - FSA Insured
2,000		Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	AAA	2,369,100
		1993L, 5.500%, 7/01/21 - FSA Insured

		Transportation - 9.1% (6.2% of Total Investments)
1,140		Columbus Municipal Airport Authority, Ohio, Airport Improvement Revenue Bonds, Port Columbus	No Opt. Call	AAA	1,249,144
		International Airport Project, Series 1998B, 5.250%, 1/01/11 - AMBAC Insured
1,550		Ohio Turnpike Commission, Revenue Bonds, Series 1998A, 5.500%, 2/15/18 - FGIC Insured	No Opt. Call	AAA	1,798,698

		U.S. Guaranteed *** - 5.0% (3.4% of Total Investments)
1,500		Hamilton County, Ohio, Sewer System Revenue Refunding and Improvement Bonds, Metropolitan Sewer	12/11 at 100.00	AAA	1,671,705
		District of Greater Cincinnati, Series 2001A, 5.250%, 12/01/18 (Pre-refunded to 12/01/11) - MBIA
		Insured

		Utilities - 4.9% (3.3% of Total Investments)
1,500		American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds, Series	2/12 at 100.00	Aaa	1,638,000
		2002, 5.250%, 2/15/17 - MBIA Insured

		Water and Sewer - 7.9% (5.3% of Total Investments)
1,000		Akron, Ohio, Sanitary Sewer System Revenue Refunding Bonds, Series 1997, 5.550%, 12/01/16 - MBIA	12/06 at 101.00	AAA	1,050,790
		Insured
1,500		Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A, 5.000%,	12/11 at 100.00	AAA	1,598,594
		12/01/21 - FSA Insured

$45,625		Total Long-Term Investments (cost $46,519,766) - 147.2%			49,532,259

		Other Assets Less Liabilities - 1.8%			620,631

		Preferred Shares, at Liquidation Value - (49.0)%			(16,500,000)

		Net Assets Applicable to Common Shares - 100%			$33,652,890

	(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
		unless otherwise noted.
	*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
		may be other call provisions at varying prices at later dates.
	**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
	***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
		securities which ensures the timely payment of principal and interest.
		Income Tax Information
		The following information is presented on an income tax basis. Differences between amounts for financial statement
		and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
		discount securities and timing differences in recognizing certain gains and losses on security transactions.
		At April 30, 2005, the cost of investments was $46,511,294.
		Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as
		follows:

		Gross unrealized:
		Appreciation			$3,021,481
		Depreciation			(516)

		Net unrealized appreciation of investments			$3,020,965

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.